Acquisitions	6 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
(a) Goodfella’s Pizza
On April 21, 2018, the Company completed its acquisition of all of the share capital of Green Isle Foods Limited (“Goodfella’s Pizza”) for £209.7 million (€239.0 million), including post-acquisition working capital and net debt adjustments. Goodfella’s Pizza (legal entity subsequently renamed Birds Eye Pizza Limited), is a pizza producer based in Ireland that complements our existing business model.
The purchase price allocation exercise over the assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid, was finalized on April 20, 2019 without any changes to the provisional estimates reported as at December 31, 2018. These were as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5
Goodwill recognized on acquisition is €82.5 million, attributable mainly to the growth prospects for the business expected organically and operational synergies.
(b) Toppfrys AB
Effective March 2, 2018, the Company acquired a 60% stake of the outstanding share capital of Toppfrys AB, a pea processing business in Sweden that complements our existing business model. The Company paid €1.7 million (SEK 17.0 million) for the equity share acquired and subsequently provided loans of €1.5 million (SEK 13.6 million), bringing the total payments to €3.2 million (SEK 30.6 million). The Company has consolidated the business and has recognized a 40% non-controlling interest as it was determined to have control based on an assessment of the acquired business. The shareholder arrangements include a put option for the non-controlling interest to sell their remaining shares from 2020 and call options for the Company to acquire the remaining shares from 2022.
The purchase price allocation exercise for the acquisition was finalized on March 1, 2019, valuing the 60% stake of net liabilities acquired at €0.1 million and resulting in goodwill recognized of €1.8 million. The Company believes the future value of goodwill will be obtained through its market position in Sweden. The revenue and profit or loss since the acquisition date to December 31, 2018 were immaterial to the consolidated financial statements.
On December 29, 2018, the Company increased its stake in Toppfrys AB to 81%, acquiring newly issued shares for consideration of €3.0 million (SEK 30.7 million). The shares were settled in exchange for loans payable by the subsidiary to another wholly owned subsidiary. The Company continues to consolidate the business and has recognized a 19% non-controlling interest from this date.
(c) Aunt Bessie's
On July 2, 2018, the Company completed its acquisition of all the share capital of Aunt Bessie’s Limited (“Aunt Bessie's”) from William Jackson & Son Limited for a purchase price of £209.0 million (€235.9 million). Aunt Bessie’s is a leading frozen food company in the United Kingdom where it manufactures, distributes and sells a range of branded frozen food products. The Aunt Bessie’s brand holds number one and number two market share positions, respectively, within frozen Yorkshire puddings and frozen potatoes, which combine to represent the majority of its revenues.
The purchase price allocation exercise over the assets and liabilities of Aunt Bessie's Limited at the date of acquisition and the consideration paid, was finalized on July 1, 2019. An adjustment of €1.9 million has been recognized in the period through to June 30, 2019 to recognize pre-acquisition related liabilities. The consideration paid is the same as that reported as at December 31, 2018. Management concluded that the changes in the fair values from the provisional amounts disclosed in the 2018 consolidated financial statements were not material to the Company's 2018 financial statements as a whole.

July 2, 2018
€m
Assets:
Intangible assets	205.3
Property, plant and equipment	23.1
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	20.6
Deferred tax liabilities	37.6
Total liabilities	58.2

Total identifiable net assets acquired	202.9

Total purchase consideration	235.9

Total identifiable net assets acquired	(202.9)

Goodwill	33.0
Goodwill recognized on acquisition is €33.0 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
Indemnification assets

€m
Balance at January 1, 2019	79.4
Release of indemnification asset	(44.0)
Balance at June 30, 2019	35.4

As at June 30, 2019, €29.8 million (December 31, 2018: €73.8 million) of the indemnification assets relate to the acquisition of the Findus Group for which 2,063,087 shares are held in escrow and are valued at $21.36 (€18.75) (December 31, 2018: 6,964,417 shares valued at $16.72 (€14.62)) each. The shares placed in escrow will be released in stages over a four-year period beginning January 2019 and each anniversary thereafter. In January 2019, 4,901,330 shares were released from escrow. As a consequence the indemnification asset was reduced by a value of €44.0 million in January 2019. The corresponding charge has been recognized within exceptional items in Note 6.
The indemnification asset of €5.6 million (December 31, 2018: €5.6 million) recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition. As at June 30, 2019, €0.5 million (December 31, 2018: €0.5 million) of the indemnification assets relate to liabilities with customers for which the seller has provided an indemnity. The remainder relates to other contingent liabilities which are covered by insurance policies taken out by the seller. A liability has also been recognized in the balance sheet to the same extent as the asset.